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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:          June 30

Date of reporting period:        October 31, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Merger Arbitrage Fund
Reporting Period:	10/31/2013 (inception date) - 06/30/2014

Issuer's Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/ Against Management
Mako Surgical Corp	MAKO	560879108	12/13/2013	Approval of Merger Agreement	Management	Yes	For	For
Mako Surgical Corp	MAKO	560879108	12/13/2013	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For
Mako Surgical Corp	MAKO	560879108	12/13/2013	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Given Imaging Ltd.	GIVN	M52020100	1/23/2014	Approval of Merger Agreement	Management	Yes	For	For
Xyratex Ltd	XRTX	G98268108	2/26/2014	Approval of Merger Agreement	Management	Yes	For	For
Xyratex Ltd	XRTX	G98268108	2/26/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
PVR Partners, L.P.	PVR	693665101	3/20/2014	Approval of Merger Agreement	Management	Yes	For	For
PVR Partners, L.P.	PVR	693665101	3/20/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
PVR Partners, L.P.	PVR	693665101	3/20/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For
Material Sciences Corporation	MASC	576674105	3/20/2014	Approval of Merger Agreement	Management	Yes	For	For
Material Sciences Corporation	MASC	576674105	3/20/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Material Sciences Corporation	MASC	576674105	3/20/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For
ATMI, Inc.	ATMI	00207R101	4/15/2014	Approval of Merger Agreement	Management	Yes	For	For
ATMI, Inc.	ATMI	00207R101	4/15/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
ATMI, Inc.	ATMI	00207R101	4/15/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For
Arthrocare Corporation	ARTC	043136100	5/8/2014	Approval of Merger Agreement	Management	Yes	For	For
Arthrocare Corporation	ARTC	043136100	5/8/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Arthrocare Corporation	ARTC	043136100	5/8/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Commodity Strategies Global Macro Fund
Reporting Period:	10/31/2013 (inception date) - 06/30/2014

The Fund commenced operations on 10/31/2013.  The Fund did not hold any voting securities during the period 10/31/13 to 06/30/14.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 25, 2014

* Print the name and title of each signing officer under his or her signature.